Consolidated Statements of Shareholders' Equity (USD $) In Thousands, except Share data, unless otherwise specified	Total	Preferred Stock	Common Stock	Surplus	Retained Earnings	Other Comprehensive Income (Loss)	Treasury Stock
Balance at Dec. 31, 2009	$ 1,407,470	$ 205,742	$ 95,711	$ 161,258	$ 1,122,290	$ 65,878	$ (243,409)
Balance (in shares) at Dec. 31, 2009			95,711,000
Increase (decrease) in shareholders' equity
Net Income	130,023				130,023
Dividends:
Cash ($.40, $.38 and $.36 per share for the year ended December 31, 2012, 2011 and 2010, respectively)	(24,444)				(24,444)
Preferred stock (5%) including discount accretion	(10,800)	2,326			(13,126)
Purchase of treasury stock (95,466, 425,655 and 408,888 shares for the year ended December 31, 2012, 2011 and 2010, respectively)	(6,949)						(6,949)
Exercise of stock options	484			484
Stock compensation expense recognized in earnings	534			534
Other comprehensive income (loss), net of tax:
Net change in unrealized gains and losses on available for sale securities, net of reclassification adjustments	(37,101)					(37,101)
Balance at Dec. 31, 2010	1,459,217	208,068	95,711	162,276	1,214,743	28,777	(250,358)
Balance (in shares) at Dec. 31, 2010			95,711,000
Increase (decrease) in shareholders' equity
Net Income	127,149				127,149
Dividends:
Cash ($.40, $.38 and $.36 per share for the year ended December 31, 2012, 2011 and 2010, respectively)	(25,648)				(25,648)
Preferred stock (5%) including discount accretion	(10,800)	2,480			(13,280)
Purchase of treasury stock (95,466, 425,655 and 408,888 shares for the year ended December 31, 2012, 2011 and 2010, respectively)	(6,435)						(6,435)
Exercise of stock options	113		9	104
Exercise of stock options (in shares)			9,000
Stock compensation expense recognized in earnings	387			387
Other comprehensive income (loss), net of tax:
Net change in unrealized gains and losses on available for sale securities, net of reclassification adjustments	56,182					56,182
Balance at Dec. 31, 2011	1,600,165	210,548	95,720	162,767	1,302,964	84,959	(256,793)
Balance (in shares) at Dec. 31, 2011			95,720,000
Increase (decrease) in shareholders' equity
Net Income	107,835				107,835
Dividends:
Cash ($.40, $.38 and $.36 per share for the year ended December 31, 2012, 2011 and 2010, respectively)	(26,894)				(26,894)
Preferred stock (5%) including discount accretion	(8,910)	5,452			(14,362)
Purchase of treasury stock (95,466, 425,655 and 408,888 shares for the year ended December 31, 2012, 2011 and 2010, respectively)	(1,716)						(1,716)
Redemption of Series A Preferred Shares (216,000 shares for the year ended December 31, 2012)	(216,000)	(216,000)
Exercise of stock options	51		5	46
Exercise of stock options (in shares)			5,000
Stock compensation expense recognized in earnings	474			474
Other comprehensive income (loss), net of tax:
Net change in unrealized gains and losses on available for sale securities, net of reclassification adjustments	(19,297)					(19,297)
Balance at Dec. 31, 2012	$ 1,435,708		$ 95,725	$ 163,287	$ 1,369,543	$ 65,662	$ (258,509)
Balance (in shares) at Dec. 31, 2012			95,725,000